Fair value of financial instruments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Fair value of financial instruments
Note 28 – Fair value of financial instruments
In cases where market prices are not available, fair values are based on estimates using discounted cash flows or other valuation techniques. These techniques are significantly affected by the assumptions adopted, including the discount rate and estimate of future cash flows. The estimated fair value obtained through these techniques cannot be substantiated by comparison with independent markets and, in many cases, cannot be achieved on immediate settlement of the instrument.
The following table summarizes the book values and estimated fair values for financial instruments:

			12/31/2021		12/31/2020
			Book value	Fair value	Book value	Fair value (*)
Financial assets			1,915,573	1,916,325	1,851,322	1,861,146
At Amortized Cost			1,375,782	1,376,534	1,275,799	1,285,623
Central Bank compulsory deposits	(a	)	104,592	104,592	90,059	90,059
Interbank deposits	(b	)	69,942	70,112	55,685	55,883
Securities purchased under agreements to resell	(a	)	169,718	169,718	239,943	239,943
Voluntary investments with the Central Bank of Brazil	(a	)	5,800	5,800	—	—
Securities	(c	)	147,746	147,219	129,804	131,159
Loan and Financial Lease	(d	)	822,590	823,699	714,104	722,375
Other financial assets	(e	)	96,473	96,473	93,255	93,255
(-) Provision for Expected Loss			(41,079)	(41,079)	(47,051)	(47,051)
At Fair Value Through Other Comprehensive Income			105,622	105,622	109,942	109,942
Securities	(c	)	105,622	105,622	109,942	109,942
At Fair Value Through Profit or Loss			434,169	434,169	465,581	465,581
Securities	(c	)	364,967	364,967	389,071	389,071
Derivatives	(c	)	69,045	69,045	76,504	76,504
Other financial assets			157	157	6	6
Financial liabilities			1,621,786	1,622,317	1,579,686	1,581,953
At Amortized Cost			1,553,107	1,553,638	1,495,641	1,497,908
Deposits	(b	)	850,372	850,277	809,010	808,965
Securities sold under repurchase agreements	(a	)	252,848	252,848	273,364	273,364
Interbank market funds	(b	)	177,145	177,181	156,035	156,106
Institutional market funds	(b	)	138,636	139,226	138,308	140,549
Other financial liabilities	(e	)	134,106	134,106	118,924	118,924
At Fair Value Through Profit or Loss			63,479	63,479	79,653	79,653
Derivatives	(c	)	63,204	63,204	79,505	79,505
Structured notes			114	114	143	143
Other financial liabilities			161	161	5	5
Provision for Expected Loss			5,200	5,200	4,392	4,392
Loan Commitments			4,433	4,433	3,485	3,485
Financial Guarantees			767	767	907	907

(*)
In the period, the result of Derivatives, as well as Adjustment to Fair Value of Financial Assets (particularly private securities) had their amounts affected by oscillations of rates and other market variables arising from the impact of the
COVID-19
pandemic on the macroeconomic scenario in the period (Note 33a).

Financial instruments not included in the Balance Sheet (Note 32) are represented by Standby letters of credit and financial guarantees provided, which amount to R$ 128,683 (R$ 110,410 at 12/31/2020) with an estimated fair value of R$ 217 (R$ 520 at 12/31/2020).

The methods and assumptions used to estimate the fair value are defined below:

a)	Central Bank deposits, Securities purchased under agreements to resell and Securities sold under repurchase agreements – The carrying amounts for these instruments are close to their fair values.

b)	Interbank deposits, Deposits, Interbank and Institutional Market Funds – they are calculated by discounting estimated cash flows at market interest rates.

c)
Securities and Derivatives –
Under normal conditions, the prices quoted in the market are the best indicators of the fair values of these financial instruments. However, not all instruments have liquidity or quoted market prices and, in such cases, it is necessary to adopt present value estimates and other techniques to establish their fair value. In the absence of prices quoted by the Brazilian Association of Financial and Capital Markets Entities (ANBIMA), the fair values of government securities are calculated by discounting estimated cash flows at market interest rates, as well as corporate securities.

d)
Loans and financial leases –
Fair value is estimated for groups of loans with similar financial and risk characteristics, using valuation models. The fair value of fixed-rate loans was determined by discounting estimated cash flows, at interest rates applicable to similar loans. For the majority of loans at floating rates, the carrying amount was considered to be close to their market value. The fair value of loan and lease operations not overdue was calculated by discounting the expected payments of principal and interest to maturity. The fair value of overdue loan and lease transactions was based on the discount of estimated cash flows, using a rate proportional to the risk associated with the estimated cash flows, or on the underlying collateral. The assumptions for cash flows and discount rates rely on information available in the market and knowledge of the individual debtor.

e)
Other financial assets / liabilities
– primarily composed of receivables from credit card issuers, deposits in guarantee for contingent liabilities, provisions and legal obligations and trading and intermediation of securities. The carrying amounts for these assets/liabilities substantially approximate to their fair values, since they principally represent amounts to be received in the short term from credit card holders and to be paid to credit card issuers, deposits in guarantee (indexed to market rates) made by ITAÚ UNIBANCO HOLDING to secure lawsuits or very short-term receivables (generally with a maturity of approximately 5 business days). All of these items represent assets / liabilities without significant associated market, credit or liquidity risks.

Level
 1:
Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets. An active market is a market in which transactions for the asset or liability being measured occur often enough and with sufficient volume to provide pricing information on an ongoing basis.

Level
 2:
Input that is not observable for the asset or liability either directly or indirectly. Level 2 generally includes: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current, or quoted prices vary substantially either over time or among market makers, or in which little information is released publicly; (iii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, etc.); (iv) inputs that are mainly derived from or corroborated by observable market data through correlation or by other means.
Level
 3:
Inputs are not observable for the asset or liability. Unobservable information is used to measure fair value to the extent that observable information is not available, thus allowing for situations in which there is little, or no market activity for the asset or liability at the measurement date.
Financial assets at fair value through profit or loss, including Derivatives, and at fair value through other comprehensive income:
Level
 1:
Securities with prices available in an active market and derivatives traded on stock exchanges. This classification level includes most of the Brazilian government securities, government securities form other countries, shares, debentures with price published by ANBIMA and other securities traded in an active market.
Level
 2:
Bonds, securities and derivatives that do not have price information available and are priced based on conventional or internal models. The inputs used by these models are captured directly or built from observations of active markets. Most of derivatives traded over-the-counter,
certain Brazilian government bonds, debentures and other private securities whose credit component effect is not considered relevant, are at this level.
Level
 3:
Bonds, securities and derivatives for which pricing inputs are generated by statistical and mathematical models. Debentures and other private securities that do not fit into level 2 rule and derivatives with maturities greater than the last observable vertices of the discount curves are at this level.
All the above methods may result in a fair value that is not indicative of the net realizable value or future fair values. However, ITAÚ UNIBANCO HOLDING believes that all the method used are appropriate and consistent with other market participants. Moreover, the adoption of different methods or assumptions to estimate fair value may result in different fair value estimates at the balance sheet date.

Distribution by level
The following table presents the breakdown of fair value hierarchy levels.

	12/31/2021				12/31/2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	259,868	100,492	1,563	361,923	312,572	70,791	1,968	385,331

Investment funds	653	19,486	—	20,139	576	13,628	—	14,204
Brazilian government securities	215,405	6,350	—	221,755	279,180	6,705	—	285,885
Government securities – other countries	5,561	—	—	5,561	8,210	—	—	8,210

Argentina	930	—	—	930	1,498	—	—	1,498
Chile	837	—	—	837	840	—	—	840
Colombia	1,059	—	—	1,059	3,603	—	—	3,603
United States	2,671	—	—	2,671	2,085	—	—	2,085
Italy	—	—	—	—	130	—	—	130
Mexico	19	—	—	19	5	—	—	5
Paraguay	10	—	—	10	3	—	—	3
Peru	8	—	—	8	5	—	—	5
Uruguay	27	—	—	27	41	—	—	41
Corporate securities	38,249	74,656	1,563	114,468	24,606	50,458	1,968	77,032

Shares	14,355	5,002	—	19,357	14,176	4,871	—	19,047
Rural product note	—	6,791	61	6,852	—	2,285	64	2,349
Bank deposit certificates	—	150	—	150	—	729	—	729
Real estate receivables certificates	—	1,009	3	1,012	—	—	548	548
Debentures	18,638	45,672	1,478	65,788	7,962	20,625	1,350	29,937
Eurobonds and others	5,244	1	8	5,253	2,383	—	—	2,383
Financial bills	—	10,098	13	10,111	—	15,777	6	15,783
Promissory and commercial notes	—	4,684	—	4,684	—	5,616	—	5,616
Other	12	1,249	—	1,261	85	555	—	640
Other Financial Assets	—	157	—	157	—	6	—	6
Financial assets at fair value through other comprehensive income	104,018	1,604	—	105,622	108,018	1,924	—	109,942

Brazilian government securities	68,457	1,185	—	69,642	66,701	1,248	—	67,949
Government securities – other countries	30,194	—	—	30,194	34,402	—	—	34,402

Argentina	405	—	—	405	—	—	—	—
Chile	19,734	—	—	19,734	21,651	—	—	21,651
Colombia	1,847	—	—	1,847	3,986	—	—	3,986
United States	4,518	—	—	4,518	3,750	—	—	3,750
Mexico	1,022	—	—	1,022	1,181	—	—	1,181
Paraguay	1,459	—	—	1,459	2,947	—	—	2,947
Uruguay	1,209	—	—	1,209	887	—	—	887
Corporate securities	5,367	419	—	5,786	6,915	676	—	7,591

Shares	743	—	—	743	1,382	—	—	1,382
Bank deposit certificates	—	131	—	131	109	198	—	307
Debentures	134	217	—	351	419	470	—	889
Eurobonds and others	4,490	8	—	4,498	5,005	8	—	5,013
Financial credit bills	—	6	—	6	—	—	—	—
Other	—	57	—	57	—	—	—	—
Financial assets designated at fair value through profit or loss	3,044	—	—	3,044	3,740	—	—	3,740

Brazilian external debt bonds	3,044	—	—	3,044	3,740	—	—	3,740
Financial liabilities at fair value through profit or loss	—	161	—	161	—	5	—	5

Other financial liabilities	—	161	—	161	—	5	—	5
Financial liabilities designated at fair value through profit or loss	—	114	—	114	—	143	—	143

Structured notes	—	114	—	114	—	143	—	143
The following table presents the breakdown of fair value hierarchy levels for derivative assets and liabilities.

	12/31/2021				12/31/2020
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	6	68,887	152	69,045	23	76,376	105	76,504

Swap Contracts – adjustment receivable	—	37,924	90	38,014	—	45,926	93	46,019
Option Contracts	3	21,187	62	21,252	4	20,402	12	20,418
Forward Contracts	—	3,111	—	3,111	—	2,085	—	2,085
Credit derivatives	—	242	—	242	—	156	—	156
NDF - Non Deliverable Forward	—	5,943	—	5,943	—	7,596	—	7,596
Other derivative financial instruments	3	480	—	483	19	211	—	230

Liabilities	(3)	(63,076)	(125)	(63,204)	(22)	(79,373)	(110)	(79,505)

Swap Contracts – adjustment payable	—	(34,535)	(111)	(34,646)	—	(51,680)	(109)	(51,789)
Option Contracts	(2)	(22,531)	(14)	(22,547)	(13)	(20,248)	(1)	(20,262)
Forward Contracts	—	(762)	—	(762)	—	(905)	—	(905)
Credit derivatives	—	(198)	—	(198)	—	(76)	—	(76)
NDF - Non Deliverable Forward	—	(4,896)	—	(4,896)	—	(6,426)	—	(6,426)
Other derivative financial instruments	(1)	(154)	—	(155)	(9)	(38)	—	(47)
There were no significant transfer between Level 1 and Level 2 during the periods of 12/31/2021 and 12/31/2020. Transfers to and from Level 3 are presented in movements of Level 3.

Governance of Level 3 recurring fair value measurement
The departments in charge of defining and applying the pricing models are segregated from the business areas. The models are documented, submitted to validation by an independent area and approved by a specific committee. The daily process of price capture, calculation and disclosure is periodically checked according to formally defined tests and criteria and the information is stored in a single corporate data base.
The most frequent cases of assets classified as Level 3 are justified by the discount factors used and corporate bonds whose credit component is relevant. Factors such as the fixed interest curve in Brazilian Reais and the TR coupon curve – and, as a result, their related factors – have inputs with terms shorter than the maturities of fixed-income assets.

Level 3 recurring fair value changes
The tables below show balance sheet changes for financial instruments classified by ITAÚ UNIBANCO HOLDING in Level 3 of the fair value hierarchy. Derivative financial instruments classified in Level 3 correspond to other derivatives indexed to shares.

		Total gains or losses (realized / unrealized)
	Fair value at 12/31/2020	Recognized in income	Recognized in other comprehensive income	Purchases	Settlements	Transfers in and /or out of Level	Fair value at 12/31/2021	Total Gains or Losses (Unrealized)
Financial assets at fair value through profit or loss	1,968	(505)	—	1,993	(865)	(1,028)	1,563	(434)

Corporate securities	1,968	(505)	—	1,993	(865)	(1,028)	1,563	(434)
Real estate receivables certificates	548	(167)	—	1,039	(616)	(801)	3	—
Debentures	1,350	(313)	—	855	(211)	(203)	1,478	(432)
Rural Product Note	64	(15)	—	62	(32)	(18)	61	—
Eurobonds and other	—	(9)	—	23	(6)	—	8	(2)
Financial bills	6	(1)	—	14	—	(6)	13	—

		Total gains or losses (realized / unrealized)
	Fair value at 12/31/2020	Recognized in income	Recognized in other comprehensive income	Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2021	Total Gains or Losses (Unrealized)
Derivatives – assets	105	46	—	327	(284)	(42)	152	56

Swap Contracts – adjustment receivable	93	26	—	56	(43)	(42)	90	90
Option Contracts	12	20	—	271	(241)	—	62	(34)
Derivatives – liabilities	(110)	72	—	(233)	148	(2)	(125)	(24)

Swap Contracts – adjustment payable	(109)	8	—	(30)	22	(2)	(111)	(46)
Option Contracts	(1)	64	—	(203)	126	—	(14)	22

		Total gains or losses (realized / unrealized)
	Fair value at 12/31/2019	Recognized in income	Recognized in other comprehensive income	Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2020	Total Gains or Losses (Unrealized)
Financial assets at fair value through profit or loss	1,719	(1,160)	—	1,619	(779)	569	1,968	(700)
Corporate securities	1,719	(1,160)	—	1,619	(779)	569	1,968	(700)
Real estate receivables certificates	1,444	(726)	—	263	(433)	—	548	(14)
Debentures	225	(369)	—	1,050	(272)	716	1,350	(635)
Rural Product Note	—	(55)	—	227	(19)	(89)	64	(51)
Eurobonds and other	7	(6)	—	69	(12)	(58)	—	—
Financial bills	13	(2)	—	—	(5)	—	6	—
Other	30	(2)	—	10	(38)	—	—	—

Financial assets at fair value through other comprehensive income	34	5	—	298	(221)	(116)	—	—

Corporate securities	34	5	—	298	(221)	(116)	—	—
Real estate receivables certificates	26	—	—	—	(26)	—	—	—
Debentures	—	(2)	6	50	(54)	—	—	—
Eurobonds and other	8	7	(6)	248	(141)	(116)	—	—

		Total gains or losses (realized / unrealized)
	Fair value at 12/31/2019	Recognized in income	Recognized in other comprehensive income	Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2020	Total Gains or Losses (Unrealized)
Derivatives – Assets	103	89	—	193	(234)	(46)	105	51

Swap Contracts – adjustment receivable	32	107	—	10	(11)	(45)	93	91
Option Contracts	71	(18)	—	183	(223)	(1)	12	(40)
Derivatives – Liabilities	(85)	(93)	—	(130)	177	21	(110)	(90)

Swap Contracts – adjustment payable	(46)	(74)	—	(12)	1	22	(109)	(90)
Option Contracts	(39)	(19)	—	(118)	176	(1)	(1)	—

Sensitivity analysis of Level 3 operations
The fair value of financial instruments classified in Level 3 is measured through valuation techniques based on correlations and associated products traded in active markets, internal estimates and internal models.
Significant unobservable inputs used for measurement of the fair value of instruments classified in Level 3 are: interest rates, underlying asset prices and volatility. Significant variations in any of these inputs separately may give rise to substantial changes in the fair value.
The table below shows the sensitivity of these fair values in scenarios of changes of interest rates or, asset prices, or in scenarios with varying shocks to prices and volatilities for nonlinear assets:

Sensitivity – Level 3 Operations		12/31/2021		12/31/2020
		Impact			Impact
Market risk factor groups	Scenarios	Income	Stockholders’ equity	Income	Stockholders’ equity
Interest rates	I	(1.5)	—	(0.8)	—
	II	(38.2)	—	(19.8)	—
	III	(76.4)	—	(38.2)	—

Commodities, Index and Shares	I	—	—	—	—
	II	—	—	—	—

Nonlinear	I	(56.5)	—	(8.3)	—
	II	(93.3)	—	(11.6)	—

The following scenarios are used to measure sensitivity:
Interest rate
Based on reasonably possible changes in assumptions of 1, 25 and 50 basis points (scenarios I, II and III respectively) applied to the interest curves, both up and down, taking the largest losses resulting in each scenario.
Commodities, Index and Shares
Based on reasonably possible changes in assumptions of 5 and 10 percentage points (scenarios I and II respectively) applied to share prices, both up and down, taking the largest losses resulting in each scenario.
Nonlinear
Scenario I:
Based on reasonably possible changes in assumptions of 5 percentage points on prices and 25 percentage points on the volatility level, both up and down, taking the largest losses resulting in each scenario.
Scenario II:
Based on reasonably possible changes in assumptions of 10 percentage points on prices and 25 percentage points on the volatility level, both up and down, taking the largest losses resulting in each scenario.